Other non-financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Other non financial assets [Abstract]
Disclosure of detailed information about other non financial assets [Text Block]
The Company maintained the following other non-financial assets:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurance paid	3,348,593	-	3,038,856	-
Advertising	7,383,730	3,632,423	5,968,072	2,567,939
Advances to suppliers	3,643,691	-	5,117,220	-
Guarantees paid	59,452	242,535	50,590	227,738
Consumables	446,565	-	438,979	-
Dividends receivable	353,150	-	245,073	-
Recoverable taxes (1)	-	786,808	-	1,231,414
Prepaid expenses	583,165	755,703	997,643	686,467
Other	15,879	14,166	4,861	14,164
Total	15,834,225	5,431,635	15,861,294	4,727,722

(1) Corresponds to the tax profit minimum and VAT credit exporter, both registered in the argentine subsidiaries, whose term of recovery is estimated over a year.